Other Payables and Accrued Liabilities	6 Months Ended
Mar. 31, 2026
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

Note 6 OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following items:

	As of March 31, 2026	As of September 30, 2025
Service fee payable	$1,076,316	$270,977
Accrued payroll	54,393	34,933
Mandatory provident fund payable	386	386
Others	79,277	15,315
Total	$1,210,372	$321,611